Segmental information	6 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segmental information	Segmental information
The segmental information presented is consistent with management reporting provided to the Executive Committee (the chief operating decision maker).

The Executive Committee considers the business principally from a geographical perspective based on the location of third-party sales and the business analysis is presented by geographical segment. In addition to these geographical selling segments, a further segment reviewed by the Executive Committee is the Supply Chain and Procurement (SC&P) segment, which manufactures products for other group companies and includes production sites in the United Kingdom, Ireland, Italy, Guatemala and Mexico, and comprises the global procurement function.
The group's operations also include the Corporate segment. Corporate costs are in respect of central costs, including finance, marketing, corporate relations, human resources and legal, as well as certain information systems, facilities and employee costs that are not allocable to the geographical segments or to the SC&P.
Diageo uses shared services operations to deliver transaction processing activities for markets and operational entities. These centres are located in India, Hungary, Colombia and the Philippines. These captive business service centres also perform certain central finance activities, including elements of financial planning and reporting, treasury and HR services. The costs of shared services operations are recharged to the regions.
For planning and management reporting purposes, Diageo uses budgeted exchange rates that are set at the prior year's weighted average exchange rate. In order to ensure a consistent basis on which performance is measured through the year, prior period results are also restated to the budgeted exchange rate. Segmental information for net sales and operating profit before exceptional items are reported on a consistent basis with management reporting. The adjustments required to retranslate the segmental information to actual exchange rates and to reconcile it to the group’s reported results are shown in the tables below. The comparative segmental information, prior to retranslation, has not been restated at the current year’s budgeted exchange rates but is presented at the budgeted rates for the respective year.

In addition, for management reporting purposes, Diageo presents the result of acquisitions and disposals completed in the current and prior year separately from the results of the geographical segments. The impact of acquisitions and disposals on net sales and operating profit is disclosed under the appropriate geographical segments in the tables below at budgeted exchange rates.
(a) Segmental information for the consolidated income statement

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
Six months ended 31 December 2022	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million
Sales	3,847	3,427	3,170	1,394	1,337	1,330	(1,330)	13,175	44	13,219
Net sales
At budgeted exchange rates(1)	3,092	1,815	1,724	995	916	1,318	(1,289)	8,571	44	8,615
Acquisitions and disposals	13	7	35	3	—	—	—	58	—	58
SC&P allocation	4	18	3	3	1	(29)	—	—	—	—
Retranslation to actual exchange rates	408	54	75	99	26	41	(41)	662	—	662
Hyperinflation	—	85	—	—	—	—	—	85	—	85
Net sales	3,517	1,979	1,837	1,100	943	1,330	(1,330)	9,376	44	9,420
Operating profit/(loss)
At budgeted exchange rates(1)	1,260	630	557	407	212	39	—	3,105	(158)	2,947
Acquisitions and disposals	(6)	2	5	—	—	—	—	1	—	1
SC&P allocation	9	22	2	5	1	(39)	—	—	—	—
Fair value remeasurements	14	(1)	—	—	—	—	—	13	—	13
Retranslation to actual exchange rates	142	21	23	59	(33)	—	—	212	1	213
Hyperinflation	—	20	—	—	—	—	—	20	—	20
Operating profit/(loss) before exceptional items	1,419	694	587	471	180	—	—	3,351	(157)	3,194
Exceptional operating items	(26)	14	(21)	—	—	—	—	(33)	—	(33)
Operating profit/(loss)	1,393	708	566	471	180	—	—	3,318	(157)	3,161
Non-operating items										16
Net finance charges										(292)
Share of after tax results of associates and joint ventures										172
Profit before taxation										3,057

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
Six months ended 31 December 2021	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million
Sales	3,257	3,178	2,999	1,052	1,244	972	(972)	11,730	23	11,753
Net sales
At budgeted exchange rates(1)	2,959	1,782	1,544	822	888	1,027	(979)	8,043	23	8,066
Acquisitions and disposals	18	3	—	—	—	—	—	21	—	21
SC&P allocation	6	29	5	6	2	(48)	—	—	—	—
Retranslation to actual exchange rates	(19)	(62)	(18)	(9)	(22)	(7)	7	(130)	—	(130)
Net sales	2,964	1,752	1,531	819	868	972	(972)	7,934	23	7,957
Operating profit/(loss)
At budgeted exchange rates(1)	1,288	647	454	333	192	(8)	—	2,906	(132)	2,774
Acquisitions and disposals	(16)	(1)	—	—	—	—	—	(17)	—	(17)
SC&P allocation	10	(23)	(3)	9	(1)	8	—	—	—	—
Fair value remeasurements	5	21	—	—	—	—	—	26	—	26
Retranslation to actual exchange rates	8	(31)	—	(9)	(15)	—	—	(47)	7	(40)
Operating profit/(loss) before exceptional items	1,295	613	451	333	176	—	—	2,868	(125)	2,743
Exceptional items	—	—	—	—	—	—	—	—	—	—
Operating profit/(loss)	1,295	613	451	333	176	—	—	2,868	(125)	2,743
Non-operating items										(31)
Net finance charges										(180)
Share of after tax results of associates and joint ventures										190
Profit before taxation										2,722
(1)    These items represent the IFRS 8 performance measures for the geographical and SC&P segments.
(i)    The net sales figures for SC&P reported to the Executive Committee primarily comprise inter-segment sales and these are eliminated in a separate column in the above segmental analysis. Apart from sales by the SC&P segment to the geographical segments, inter-segment sales are not material.
(ii)    Approximately 42% of calendar year net sales occurred in the last four months of calendar year 2022.

(b) Category and geographical analysis

	Category analysis					Geographical analysis
	Spirits £ million	Beer £ million	Ready to drink £ million	Other £ million	Total £ million	United States £ million	India £ million	Great Britain £ million	Rest of world £ million	Total £ million
Six months ended 31 December 2022
Sales(1)	10,925	1,702	478	114	13,219	3,617	1,599	1,163	6,840	13,219
Six months ended 31 December 2021
Sales(1)	9,680	1,520	418	135	11,753	3,072	1,704	1,204	5,773	11,753
(1) The geographical analysis of sales is based on the location of third-party sales.